Subsequent Events - Interest Rate Swaps (Details) - Subsequent Event [Member] $ in Millions	Apr. 30, 2025 USD ($)
Subsequent Event [Line Items]
Derivative Asset, Notional Amount	$ 148.8
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap, Fixed Rate Paid 3.449%, Effective Date April 14, 2025
Subsequent Event [Line Items]
Derivative Asset, Notional Amount	$ 100.0
Derivative, Fixed Interest Rate	3.449%
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap, Fixed Rate Paid 3.646%, Effective Date April 14, 2025
Subsequent Event [Line Items]
Derivative Asset, Notional Amount	$ 48.8
Derivative, Fixed Interest Rate	3.646%
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Subsequent Event [Line Items]
Derivative Asset, Notional Amount	$ 148.8
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | LIONS GATE ENTERTAINMENT CORP [Member] | Interest Rate Swap, Fixed Rate Paid 3.449%, Effective Date April 14, 2025
Subsequent Event [Line Items]
Derivative Asset, Notional Amount	$ 100.0
Derivative, Fixed Interest Rate	3.449%
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | LIONS GATE ENTERTAINMENT CORP [Member] | Interest Rate Swap, Fixed Rate Paid 3.646%, Effective Date April 14, 2025
Subsequent Event [Line Items]
Derivative Asset, Notional Amount	$ 48.8
Derivative, Fixed Interest Rate	3.646%